Share-Based Compensation and Other Compensation Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation and Other Compensation Arrangements
Note 14 – Share-Based Compensation and Other Compensation Arrangements
Restricted Stock Units
On February 20 and March 11, 2024, we granted 2,008,499 restricted stock units (RSU) to our executives and 125,432 RSUs to our executive officers as part of our long-term incentive program. The RSUs granted under this program have a grant date fair value of $204.15 and $192.94 per unit. The RSUs granted under this program will generally vest and settle in common stock (on a one-for-one
basis) on the third anniversary of the grant date. If an executive terminates employment because of retirement, layoff, disability, or death, the executive (or beneficiary) may receive some or all of their stock units depending on certain age and service conditions. In all other cases, the RSUs will not vest and all rights to the stock units will terminate.
Performance Restricted Stock Units
On March 11, 2024, we granted 153,306 performance restricted stock units (PRSU) to our executive officers as part of our long-term incentive program that will result in that number of PRSUs being paid out if the target performance metric is achieved. The PRSUs granted under this program have a grant date fair value of $192.94 per unit. The award payout can range from 0% to 200% of the initial PRSU grant based on cumulative free cash flow achievement over the period January 1, 2024 through December 31, 2026 as compared to the target set at the start of the performance period, as well as the achievement of certain safety goals. The PRSUs granted under this program will vest at the payout amount determined on the third anniversary of the grant date and settle in common stock (on a one-for-one
basis). If an executive terminates employment because of retirement, layoff, disability, or death, the executive (or beneficiary) remains eligible under the award and, if the award is earned, may receive some or all of their stock units depending on certain age and service conditions. In all other cases, the PRSUs will not vest and all rights to the stock units will terminate.

Note 17 – Share-Based Compensation and Other Compensation Arrangements
Share-Based Compensation
Our 2023 Incentive Stock Plan, permits awards of incentive and non-qualified
stock options, stock appreciation rights, restricted stock or units, performance restricted stock or units, and other stock and cash-based awards to our employees, officers, directors, consultants, and independent contractors. The aggregate number of shares of our stock authorized for issuance under the plan is 12,900,000, plus shares that remain available, undelivered, or retained under our 2003 Incentive Stock Plan, as amended and restated. Following approval of our 2023 Incentive Stock Plan in 2023, no further awards have been or may be granted under our 2003 Incentive Stock Plan.
Shares issued as a result of stock option exercises or conversion of stock unit awards will be funded out of treasury shares, except to the extent there are insufficient treasury shares, in which case new shares will be issued. We believe we currently have adequate treasury shares to satisfy these issuances during 2024.

Share-based plans expense is primarily included in Total costs and expenses and General and administrative expense, as well as a portion allocated to production as inventoried costs. The share-based plans expense and related income tax benefit were as follows:

Years ended December 31,	2023	2022	2021
Restricted stock units and other awards	$697	$726	$840
Income tax benefit (before consideration of valuation allowance)	$157	$178	$148

Stock Options
Options have been granted to our executive officers that are scheduled to vest and become exercisable three years after the grant date and expire ten years after the grant date. If an executive terminates employment because of retirement, layoff, disability, or death, the executive (or beneficiary) may receive some or all of their stock options depending on certain age and service conditions. The fair values of the stock options granted were estimated using a Monte-Carlo simulation model using the assumptions presented below. The model includes no expected dividend yield.
Stock options granted during 2023 were not material.
On February 16, 2022, we granted 348,769 premium-priced stock options to our executive officers as part of our long-term incentive program. These stock options have an exercise price equal to 120% of the fair market value of our stock on the date of grant. If certain performance measures are met, the exercise price is reduced to 110% of the grant date fair market value of our stock.
On February 17, 2021, we granted 342,986 premium-priced stock options to our executive officers as part of our long-term incentive program. These stock options have an exercise price equal to 120% of the fair market value of our stock on the date of grant. During 2021, we also granted 148,322 stock options to certain executives, of which 40,322 had an exercise price equal to 120% of the fair market value of our stock on the date of grant, and the remaining 108,000 had an exercise price equal to the fair market value of our stock on the date of grant. The grant date fair market values of these awards were not significant.

Grant Year	Grant Date	Expected Life	Expected Volatility	Risk Free Interest Rate	Grant Date Fair Value Per Option
2022	2/16/2022	6.8 years	36.6%	2.0%	$83.04
2021	2/17/2021	6.6 years	37.8%	1.3%	$74.63

Options granted through January 2014 had an exercise price equal to the fair market value of our stock on the date of grant and expire 10 years after the date of grant. These stock options vested over a period of three years and were fully vested as of December 31, 2017.

Stock option activity for the year ended December 31, 2023 was as follows:

	Shares	Weighted Average Exercise Price Per Option	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Number of shares under option:
Outstanding at beginning of year	1,390,769	$178.18
Granted	30,000	210.68
Exercised	(597,030)	77.06
Forfeited	(31,077)	260.26

Outstanding at end of year	792,662	$252.35	7.7	$7

Exercisable at end of year	7,953	$197.07	3.1	$1

The total intrinsic value of options exercised during the years ended December 31, 2023, 2022 and 2021 was $80, $75 and $84, with a related tax benefit of $18, $17 and $19, respectively. At December 31, 2023, there was $11 of total unrecognized compensation cost related to options which is expected to be recognized over a weighted average period of 1.2 years.
Restricted Stock Units
In February 2023, 2022 and 2021, we granted to our executives 327,523, 1,804,541 and 980,077 restricted stock units (RSUs) as part of our long-term incentive program with grant date fair values of $214.35, $217.48 and $215.70 per unit, respectively. On July 29, 2022, we also granted 2,568,112 RSUs with a grant date fair value of $157.69 per unit as part of our long-term incentive program, accelerating awards planned for 2023 to retain executives. The RSUs granted under this program will generally vest and settle in common stock (on a one-for-one
basis) on the third anniversary of the grant date. If an executive terminates employment because of retirement, layoff, disability, or death, the executive (or beneficiary) may receive some or all of their stock units depending on certain age and service conditions. In all other cases, the RSUs will not vest and all rights to the stock units will terminate. These RSUs are labeled executive long-term incentive program in the table below.
In addition to RSUs awarded under our long-term incentive programs, we granted RSUs to certain executives and employees. These RSUs are labeled other RSUs in the table below.
The fair values of all RSUs are estimated using the average of the high and low stock prices on the date of grant.

RSU activity for the year ended December 31, 2023 was as follows:

	Executive Long-Term Incentive Program	Employee Long-Term Incentive Program	Other
Number of units:
Outstanding at beginning of year	6,117,900	4,373,807	958,694
Granted	411,134		142,711
Forfeited	(229,226)	(106,087)	(32,253)
Distributed	(950,318)	(4,242,199)	(303,642)

Outstanding at end of year	5,349,490	25,521	765,510

Undistributed vested units	1,630,233	25,407	34,600

Unrecognized compensation cost	$366		$55

Weighted average remaining amortization period (years)	1.5		1.6

Performance Restricted Stock Units
On February 16, 2023, we granted 199,899 performance restricted stock units (PRSU) to our executive officers as part of our long-term incentive program that will result in that number of PRSUs being paid out if the target performance metric is achieved. The PRSUs granted under this program have a grant date fair value of $214.35 per unit. The award payout can range from 0% to 200% of the initial PRSU grant based on cumulative free cash flow achievement over the period January 1, 2023 through December 31, 2025 as compared to the target set at the start of the performance period. The PRSUs granted under this program will vest at the payout amount determined on the third anniversary of the grant date and settle in common stock (on a one-for-one
basis). If an executive terminates employment because of retirement, layoff, disability, or death, the executive (or beneficiary) remains eligible under the award and, if the award is earned, may receive some or all of their stock units depending on certain age and service conditions. In all other cases, the PRSUs will not vest and all rights to the stock units will terminate. During the year ended December 31, 2023, there were no forfeitures or distributions. At December 31, 2023, unrecognized compensation cost was $31, and the weighted average remaining amortization period was 2.1 years.
Performance-Based Restricted Stock Units
Performance-Based Restricted Stock Units (PBRSUs) are stock units that pay out based on the Company’s total shareholder return (TSR) as compared to a group of peer companies over a three-year period. The award payout can range from 0% to 200% of the initial PBRSU grant. During 2023, these performance awards expired with a payout of 0%.
Employee Stock Purchase Plan
The Company has an employee stock purchase plan which permits eligible employees to purchase Boeing stock at 95% of the fair market value on the last trading day of each three-month period using payroll deduction. The aggregate number of shares of our stock authorized for issuance under the plan is 12,000,000. During the year ended December 31, 2023, approximately 216,719 shares were purchased at an average price of $193.52 per share.

Deferred Compensation
The Company has deferred compensation plans which permit certain employees and executives to defer a portion of their salary, bonus, certain other incentive awards and retirement contributions.
Participants can diversify these amounts among 23 investment funds including a Boeing stock unit account.
Total expense/(income) related to deferred compensation was $188, ($117) and $126 in 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the deferred compensation liability which is being marked to market was $1,640 and $1,499.